Share-based Compensation - Activity (Details) - Pre-IPO Plans - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Options Outstanding
Outstanding, beginning (in shares)	8,917,175	9,202,075
Options granted (in shares)		561,600
Exercised (in shares)	(2,615,760)	(807,000)
Forfeited (in shares)	(299,260)	(39,500)
Outstanding, ending (in shares)	6,002,155	8,917,175	9,202,075
Vested and expected to vest, ending (in shares)	6,002,155
Exercisable, ending (in shares)	6,002,095
Weighted Average Exercise Price
Outstanding, beginning (per share)	$ 0.0982	$ 0.108
Granted (per share)		0.0167
Exercised (per share)	0.0836	0.1455
Forfeited (per share)	0.0652	0.2552
Outstanding, ending (per share)	0.1062	$ 0.0982	$ 0.108
Vested and expected to vest, ending (per share)	0.1438
Exercisable, ending (per share)	$ 0.1438
Weighted Average Remaining Contractual Life (in years)
Outstanding	6 months 18 days	1 year 8 months 23 days	2 years 5 months 12 days
Vested and expected to vest at the end of the period	6 months 18 days
Exercisable at the end of the period	6 months 18 days
Aggregate Intrinsic Value
Outstanding	$ 1,413	$ 2,171	$ 238
Vested and expected to vest	1,188
Exercisable	$ 1,188
Weighted Average Grant Date Fair Value
Outstanding, beginning (per share)	$ 0.3484	$ 0.3858
Granted (per share)		0.0532
Exercised (per share)	0.3936	0.5697
Forfeited (per share)	0.4161	0.3462
Outstanding, ending (per share)	$ 0.3253	$ 0.3484	$ 0.3858
Vested and expected to vest, ending (per share)	0.3796
Exercisable, ending (per share)	0.3796